Share-based Payments - Summary of Share Options Outstanding (Detail)	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr	Dec. 31, 2015 shares
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	12,243,526	14,646,720	10,976,480	9,192,120
Weighted average remaining contractual life (years) | yr	2.9	3.3	3.4
1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	4,753,052	9,039,248	10,917,960
Weighted average remaining contractual life (years) | yr	1.8	2.7	3.5
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	3,337,414	4,736,432	58,520
Weighted average remaining contractual life (years) | yr	3.2	4.2	3.2
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	2,695,890	871,040
Weighted average remaining contractual life (years) | yr	3.9	4.2
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	749,360
Weighted average remaining contractual life (years) | yr	4.3
180.01 to 189.52
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	707,810
Weighted average remaining contractual life (years) | yr	4.2